Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Office Space Taken Under Lease Agreement		7,097
Operating Leases, Future Minimum Payments Due	$ 126,027
Operating Leases, Rent Expense	165,821	100,085
Toucan Capital Fund Ii L.P. Corporation [Member]
Monthly Lease Payment Under Terminated Lease	$ 5,000